FINANCIAL INSTRUMENTS - Reconciliation of Recurring Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Assets, at beginning of period	$ 437,099
Derecognition of call option		$ 455
Assets, at end of period	687,764	437,099
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities, at beginning of period	99,183
Liabilities, at end of period	249,050	99,183
Other financial liabilities related to business combinations | Level 3 of fair value hierarchy
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities, at beginning of period	9,767	23,905
Fair value remeasurement	85	(6,700)
Reclassification to amortized cost		(1,778)
Acquisition of business	6,835	3,029
Payments	(7,695)	(8,947)
Interests	260	258
Liabilities, at end of period	9,252	9,767
Foreign exchange forward contracts | Level 3 of fair value hierarchy
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities, at beginning of period	0	2,797
Fair value remeasurement		(1,611)
Reclassification to amortized cost		0
Acquisition of business		0
Payments		(1,186)
Interests		0
Liabilities, at end of period		0
Convertible notes | Level 3 of fair value hierarchy
Reconciliation of changes in fair value measurement, assets [abstract]
Assets, at beginning of period	0
Fair value measurement	0
Acquisition of business	0
Payments	3,350
Interests	75
Assets, at end of period	3,425	0
Call Options on Minority Interest | Level 3 of fair value hierarchy
Reconciliation of changes in fair value measurement, assets [abstract]
Assets, at beginning of period	$ 0	455
Fair value measurement		0
Derecognition of call option		(455)
Acquisition of business		0
Payments		0
Interests		0
Assets, at end of period		$ 0